CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Sales - devices and disposables	$ 3	$ 19	$ 13	$ 21	$ 81	$ 102
Cost of goods sold	0	42	2	42
Gross profit (loss)	3	(23)	11	(21)	20	143
Research and development	8	16	38	52	69	143
Sales and marketing	52	41	129	107	141	139
General and administrative	1,167	407	2,229	1,747	2,172	913
Total operating expenses	1,227	464	2,396	1,906	2,382	1,195
Loss from operations	(1,224)	(487)	(2,385)	(1,927)	(2,362)	(1,052)
Interest expense	(155)	(594)	(512)	(1,050)	(1,150)	(1,056)
Change in fair value of derivative liability	5	(1)	13	(89)	448	1,879
Gain from extinguishment of debt	270	763	345	578	578	(296)
Change in fair value of warrants	0	0	0	448	(448)	(1,879)
Other income	2	387	5	414	507	271
Total other income (expense)	122	555	(149)	301	292	773
Loss before income taxes	(1,102)	68	(2,534)	(1,626)	(2,070)	(279)
Provision for income taxes	0	0	0	0	0	0
Net income (loss)	(1,102)	68	(2,534)	(1,626)	(2,070)	(279)
Preferred stock dividends	(48)	(119)	(581)	(296)	(361)	(122)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,054)	$ (51)	$ (3,115)	$ (1,922)	$ (2,431)	$ (401)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
Basic	$ (0.03)	$ (0.00)	$ (0.11)	$ (0.14)	$ (0.18)	$ (0.04)
Diluted	$ (0.03)	$ (0.00)	$ (0.11)	$ (0.14)	$ (0.18)	$ (0.04)
Cost of goods sold (recovered)					$ 61	$ (41)
Basic	34,829	13,417	27,335	13,291
Diluted	34,829	13,417	27,335	13,291
Other income (expenses):
Change in fair value of derivative liability					(91)	(25)
Preferred stock dividends					$ (361)	$ (122)
Weighted average shares outstanding
Weighted average shares outstanding Basic					13,377	10,767
Weighted average shares outstanding Diluted					13,377	10,767